OPERATING SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

NOTE 14. OPERATING SEGMENT INFORMATION

We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of commodity chemical products. We have reported our operations through our two segments, Titanium Dioxide and Performance Additives, and organized our business and derived our operating segments around differences in product lines. We have historically conducted other business within components of legal entities we operated in conjunction with Huntsman businesses, and such businesses are included within the corporate and other line item below.

The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, timber treatment and water treatment chemicals

Sales between segments are generally recognized at external market prices and are eliminated in consolidation. Adjusted EBITDA is presented as a measure of the financial performance of our global business units and for reporting the results of our operating segments. The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(Dollars in millions)	2017	2016	2017	2016
Revenues:
Titanium Dioxide	$431	$392	$1,217	$1,197
Performance Additives	151	140	464	451
Total	$582	$532	$1,681	$1,648
Segment adjusted EBITDA(1)
Titanium Dioxide	$127	$22	$268	$28
Performance Additives	15	16	57	56
	142	38	325	84
Corporate and other	(8)	(17)	(48)	(46)
Total	$134	$21	$277	$38
Reconciliation of adjusted EBITDA to net income (loss):
Interest expense	(30)	(14)	(54)	(44)
Interest income	22	2	25	13
Income tax (expense) benefit - continuing operations	(14)	7	(26)	14
Depreciation and amortization	(35)	(30)	(95)	(84)
Net income attributable to noncontrolling interests	2	3	8	8
Other adjustments:
Business acquisition and integration expenses	(4)	(3)	(2)	(11)
Gain on disposition of businesses/assets	—	23	—	23
Net income of discontinued operations, net of tax	—	2	8	8
Certain legal settlements and related expenses	—	—	(1)	(1)
Amortization of pension and postretirement actuarial losses	(5)	(3)	(13)	(8)
Net plant incident (costs) credits	(1)	(3)	(4)	2
Restructuring, impairment and plant closing costs	(16)	(7)	(49)	(31)
Net income (loss)	$53	$(2)	$74	$(73)
(1)

Adjusted EBITDA is defined as net income (loss) of Venator before interest, income tax from continuing operations, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments from net income (loss): (a) business acquisition and integration expenses; (b) gain on disposition of businesses/assets (c) net income of discontinued operations, net of income tax; (d) certain legal settlements and related expenses; (e) amortization of pension and postretirement actuarial losses; (f) net plant incident credits (costs); and (g) restructuring, impairment and plant closing costs.

24. OPERATING SEGMENT INFORMATION

We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of commodity chemical products. We have reported our operations through our two segments, Titanium Dioxide and Performance Additives, and organized our business and derived our operating segments around differences in product lines. We also conduct other business within components of legal entities we operated in conjunction with Huntsman businesses. These other businesses will not ultimately be part of Venator. As such, these other businesses do not meet the definition of operating segments.

The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, timber treatment and water treatment chemicals

Sales between segments are generally recognized at external market prices and are eliminated in consolidation. Adjusted EBITDA is presented as a measure of the financial performance of our global business units and for reporting the results of our operating segments. The revenues and Adjusted EBITDA for each of the two reportable operating segments are as follows (dollars in millions):

Adjusted EBITDA for each of the two reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2016	2015	2014
Revenues:
Titanium Dioxide	$1,554	$1,584	$1,411
Performance Additives	585	578	138
Total	$2,139	$2,162	$1,549
Segment Adjusted EBITDA(1)
Titanium Dioxide	$61	$(8)	$62
Performance Additives	69	69	14
Corporate and other	(53)	(53)	(49)
Total	$77	$8	$27
Reconciliation of Adjusted EBITDA to net loss:
Interest expense	(59)	(52)	(25)
Interest income	15	22	23
Income tax benefit—continuing operations	23	34	18
Depreciation and amortization	(114)	(100)	(87)
Net income attributable to noncontrolling interests	10	7	2
Other adjustments:
Business acquisition and integration expenses	(11)	(44)	(45)
Net income of discontinued operations, net of tax	8	10	9
Purchase accounting adjustments	—	—	(11)
Gain (loss) on disposition of business/assets	22	(1)	1
Certain legal settlements and related expenses	(2)	(3)	(3)
Amortization of pension and postretirement actuarial losses	(10)	(9)	(11)
Net plant incident costs	(1)	(4)	—
Restructuring, impairment and plant closing costs	(35)	(220)	(60)
Net loss	$(77)	$(352)	$(162)
Depreciation and Amortization:
Titanium Dioxide	$87	$72	$73
Performance Additives	19	20	5
Corporate and other	8	8	9
Total	$114	$100	$87
Capital Expenditures:
Titanium Dioxide	$73	$124	$109
Performance Additives	30	79	27
Total	$103	$203	$136
Total Assets(2):
Titanium Dioxide	$1,561	$1,707	$2,059
Performance Additives	764	783	724
Corporate and other	210	715	939
Total	$2,535	$3,205	$3,722
(1)

Adjusted EBITDA is defined as net income (loss) of Venator before interest, income tax, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments from net income (loss): (a) business acquisition and integration expenses; (b) net income from discontinued operations; (c) purchase accounting adjustments; (d) gain (loss) on disposition of businesses/assets; (e) certain legal settlements and related expenses; (f) amortization of pension and postretirement actuarial losses; (g) net plant incident costs; and (h) restructuring, impairment and plant closing costs.

(2)	Defined as total assets less current assets of discontinued operations and noncurrent assets of discontinued operations.

	Year ended December 31,
By Geographic Area	2016	2015	2014
Revenues(1):
United States	$491	$501	$313
Germany	210	235	115
Italy	130	117	95
China	113	97	54
United Kingdom	102	105	94
France	98	94	83
Spain	79	71	71
Switzerland	11	16	10
Canada	59	59	41
Other nations	846	867	673
Total	$2,139	$2,162	$1,549
Long Lived Assets:
Germany	$215	$216	$210
United States	263	256	187
United Kingdom	198	252	241
Italy	155	163	159
Finland	146	150	170
Other nations	201	240	375
Total	$1,178	$1,277	$1,342
(1)	Geographic information for revenues is based upon countries into which product is sold.